RISK MANAGEMENT (Details 15) - Credit Risk [Member] - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Total	$ 24,368,176	$ 21,770,452
Normal Portfolio [Member] | Properties/Mortgages [Member]
Disclosure of financial assets [line items]
Total	22,047,354	19,508,151
Normal Portfolio [Member] | Investments & Others [Member]
Disclosure of financial assets [line items]
Total	2,200,776	2,108,962
Impaired Portfolio [Member] | Properties/Mortgages [Member]
Disclosure of financial assets [line items]
Total	119,181	152,252
Impaired Portfolio [Member] | Investments & Others [Member]
Disclosure of financial assets [line items]
Total	$ 865	$ 1,087